Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (1)(2) (c)	Average Summary Compensation Table Total for Other NEOs (1) (d)	Average Compensation Actually Paid to Other NEOs (1)(2) (e)	Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (4) (g)	Net Loss (5) (h)
2024	$1,358,490	$21,472,938	$796,334	$9,025,662	$388	$91	$17,481,000
2023	$15,256,463	$3,113,362	$6,472,781	$1,934,673	$130	$92	$24,411,000
2022	$1,195,141	$9,511,499	$710,637	$3,053,124	$171	$89	$14,086,000

Named Executive Officers, Footnote [Text Block]		Mark Baum was our PEO for each year presented. Andrew Boll and John Saharek are the individuals comprising the Other NEOs for each year presented.
Peer Group Issuers, Footnote [Text Block]		Peer group TSR represents the cumulative growth of a hypothetical $100 investment made as of December 31, 2021 in the Nasdaq Biotechnology Index, reflected as of the end of each respective year.
PEO Total Compensation Amount	[1]	$ 1,358,490	$ 15,256,463	$ 1,195,141
PEO Actually Paid Compensation Amount	[1],[2]	$ 21,472,938	3,113,362	9,511,499
Adjustment To PEO Compensation, Footnote [Text Block]

	2024		2023		2022
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Amounts	$1,358,490	$796,334	$15,256,463	$6,472,781	$1,195,141	$710,637
Subtract: Aggregate value for stock awards and option awards included in SCT amounts for the covered fiscal year	$-	$-	$(14,150,821)	$(5,788,972)	$-	$-
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$-	$-	$5,504,217	$2,251,725	$-	$-
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$20,070,948	$8,210,842	$-	$-	$7,390,670	$1,948,868
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$-	$-	$-	$-	$-	$-
(Subtract) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$43,500	$18,486	$(3,496,498)	$(1,000,861)	$925,688	$393,619
Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$-	$-	$-	$-	$-	$-
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$-	$-	$-	$-	$-	$-
CAP Amounts (as calculated)	$21,472,938	$9,025,662	$3,113,362	$1,934,673	$9,511,499	$3,053,124

Non-PEO NEO Average Total Compensation Amount	[1]	$ 796,334	6,472,781	710,637
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 9,025,662	1,934,673	3,053,124
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Relationship Between Compensation Actually Paid And Cumulative TSR
Total Shareholder Return Vs Peer Group [Text Block]		Relationship Of The Company’s TSR Relative To Its Peers
Total Shareholder Return Amount	[3]	$ 388	130	171
Peer Group Total Shareholder Return Amount	[4]	91	92	89
Net Income (Loss) Attributable to Parent	[5]	$ 17,481,000	$ 24,411,000	$ 14,086,000
PEO Name		Mark Baum	Mark Baum	Mark Baum
PEO [Member] | Aggregate Value for Stock Awards and Option Awards Included in SCT Amounts for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (14,150,821)
PEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,504,217
PEO [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,070,948		7,390,670
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		43,500	(3,496,498)	925,688
PEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends Or Other Earnings Paid on Stock or Option Awards in the Covered Fiscal Year Prior To Vesting If Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Value for Stock Awards and Option Awards Included in SCT Amounts for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,788,972)
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,251,725
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,210,842		1,948,868
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,486	(1,000,861)	393,619
Non-PEO NEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid on Stock or Option Awards in the Covered Fiscal Year Prior To Vesting If Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Mark Baum was our PEO for each year presented. Andrew Boll and John Saharek are the individuals comprising the Other NEOs for each year presented.
[2]	The following table sets forth adjustments made during each year presented to arrive at the CAP Amounts for our PEO and Other NEOs during each year:
[3]	Total Stockholder Return (“TSR”) represents the cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2021, reflected as of the end of each respective year.
[4]	Peer group TSR represents the cumulative growth of a hypothetical $100 investment made as of December 31, 2021 in the Nasdaq Biotechnology Index, reflected as of the end of each respective year.
[5]	Represents the amount of net loss reflected in our consolidated financial statements for each covered fiscal year.